Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Insurance premium receivables	¥ 1,217	¥ 1,974
Restricted Cash, Current	24,680	0
Short-term borrowings	216,710	31,540
Accounts payable	680,369	227,532
Insurance premium payables	124,019	187,219
Contract liabilities	7,236
Other payables and accrued expenses	71,255	31,153
Payroll and welfare payable	93,451	63,919
Income taxes payable	2,440	2,440
Amounts due to related parties	11,875	0
Long-term borrowings	20,000	53,860
Deferred tax liabilities	4,892	605
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 252,106 thousand as of December 31, 2019 and December 31, 2020, respectively)	¥ 249,183	¥ 252,106
Treasury Stock, Shares | shares	3,436,860	896,180
Common Class A [Member]
Common shares authorized | shares		7,000,000,000
Common shares issued | shares	894,456,046	894,456,046
Common shares outstanding | shares	886,166,726	888,506,366
Common Class B [Member]
Common shares authorized | shares	800,000,000	800,000,000
Common shares issued | shares	150,591,207	150,591,207
Common shares outstanding | shares	150,591,207	150,591,207
Variable Interest Entity [Member]
Restricted cash	¥ 127,315	¥ 217,950
Insurance premium receivables	1,217	1,974
Short-term borrowings	216,710	31,540
Accounts payable	680,183	227,532
Insurance premium payables	124,019	187,219
Contract liabilities	2,681	0
Other payables and accrued expenses	207,461	39,419
Payroll and welfare payable	92,094	52,564
Income taxes payable	2,440	2,440
Amounts due to related parties	11,875	0
Long-term borrowings	20,000	53,860
Deferred tax liabilities	4,455	605
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 252,106 thousand as of December 31, 2019 and December 31, 2020, respectively)	252,106	245,396
Other non-current liabilities	0	0
Variable Interest Entity [Member] | Nonrecourse [Member]
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 252,106 thousand as of December 31, 2019 and December 31, 2020, respectively)	¥ 12,362	¥ 12,763